SHARE-BASED PAYMENTS 1 (Detail)	12 Months Ended
	Dec. 31, 2021 yr $ / shares	Dec. 31, 2020 yr $ / shares	Dec. 31, 2019 yr $ / shares
Share Incentive Plan 2016 [Member]
Suboptimal exercise factor | yr			2.80
Share Incentive Plan 2017 [Member]
Risk-free interest rate			3.29%
Expected volatility range			54.80%
Suboptimal exercise factor | yr	2.80	2.80	2.80
Fair value per ordinary share as at valuation date			$ 4.94
Share Incentive Plan 2020 [Member]
Risk-free interest rate	1.00%
Expected volatility range	114.50%
Suboptimal exercise factor | yr	2.80	2.80
Fair value per ordinary share as at valuation date	$ 0.25
Minimum [Member] | Share Incentive Plan 2016 [Member]
Risk-free interest rate			2.41%
Expected volatility range			53.70%
Fair value per ordinary share as at valuation date			$ 4.11
Minimum [Member] | Share Incentive Plan 2017 [Member]
Risk-free interest rate	1.00%	1.65%
Expected volatility range	57.00%	55.10%
Fair value per ordinary share as at valuation date	$ 0.25	$ 1.99
Minimum [Member] | Share Incentive Plan 2020 [Member]
Risk-free interest rate		1.69%
Expected volatility range		55.10%
Fair value per ordinary share as at valuation date		$ 2.52
Maximum [Member] | Share Incentive Plan 2016 [Member]
Risk-free interest rate			3.34%
Expected volatility range			55.20%
Fair value per ordinary share as at valuation date			$ 5.37
Maximum [Member] | Share Incentive Plan 2017 [Member]
Risk-free interest rate	2.30%	1.69%
Expected volatility range	114.50%	55.80%
Fair value per ordinary share as at valuation date	$ 1.60	$ 2.69
Maximum [Member] | Share Incentive Plan 2020 [Member]
Risk-free interest rate		1.86%
Expected volatility range		55.80%
Fair value per ordinary share as at valuation date		$ 2.69